Operating Segment Information - Schedule of Results by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Operating income (loss)	$ (751)	$ (5,297)
Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	274,220	321,443	$ 1,308,859	$ 1,339,378	$ 1,322,497
Gross profit	81,390	94,726	373,222	376,791	397,456
Operating income (loss)	(751)	(5,297)	(262,869)	(368,139)	102,421
Other income (expense), net			(1,988)	2,124	0
Interest income, net			117	173	1
Income (loss) before income taxes	(814)	(5,796)	(264,740)	(365,842)	102,422
Capital expenditures			14,019	12,872	13,099
Depreciation and amortization	16,733	17,604	70,453	62,883	41,937
General corporate expenses			72,323	44,880	59,724
Impairment of goodwill and intangibles			218,812	374,355	0
Change in fair value of contingent consideration			5,855	(27,118)	734
Operating Segments | Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	274,220	321,443	1,308,859	1,339,378	1,322,497
Gross profit	81,390	94,726	373,222	386,319	399,447
Operating income (loss)	(1,550)	7,096	28,607	61,078	164,494
Income (loss) before income taxes	(1,550)	7,096	28,607	61,078	164,494
Capital expenditures			14,019	12,872	13,099
Depreciation and amortization	16,631	17,579	69,677	62,828	39,891
Operating Segments | Revelyst Outdoor Performance | Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	89,969	111,212	465,294	477,986	579,687
Gross profit	21,733	25,698	107,511	105,446	154,568
Operating income (loss)	(2,876)	(1,615)	(2,590)	(1,575)	58,530
Income (loss) before income taxes	(2,876)	(1,615)	(2,590)	(1,575)	58,530
Capital expenditures			3,140	4,247	5,616
Depreciation and amortization	5,339	5,854	22,844	22,299	16,805
Operating Segments | Revelyst Adventure Sports | Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	127,278	144,399	607,711	625,567	556,745
Gross profit	34,914	42,684	161,674	168,878	156,312
Operating income (loss)	(6,200)	(1,127)	(7,864)	7,305	54,528
Income (loss) before income taxes	(6,200)	(1,127)	(7,864)	7,305	54,528
Capital expenditures			9,595	7,976	7,337
Depreciation and amortization	8,615	9,136	36,513	30,370	17,847
Operating Segments | Revelyst Precision Sports Technology | Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	56,973	65,832	235,854	235,825	186,065
Gross profit	24,743	26,344	104,037	111,995	88,567
Operating income (loss)	7,526	9,838	39,061	55,348	51,436
Income (loss) before income taxes	7,526	9,838	39,061	55,348	51,436
Capital expenditures			1,284	649	146
Depreciation and amortization	2,677	2,589	10,320	10,159	5,239
Corporate and other reconciling items | Revelyst Business
Segment Reporting Information [Line Items]
Sales, net	0	0	0	0	0
Gross profit	0	0	0	(9,528)	(1,991)
Operating income (loss)	799	(12,393)	(291,476)	(429,217)	(62,073)
Other income (expense), net			(1,988)	2,124
Interest income, net			117	173	1
Income (loss) before income taxes	736	(12,892)	(293,347)	(426,920)	(62,072)
Capital expenditures			0	0	0
Depreciation and amortization	102	25	776	55	2,046
General corporate expenses	12,456	7,949	64,223	52,422	49,327
Impairment of goodwill and intangibles			220,070	374,355
Business combination, separately recognized transactions, post combination compensation expense	$ 68	4,332	1,328	6,863	8,987
Change in fair value of contingent consideration		$ 112	$ 5,855	(27,120)	734
Restructuring costs				8,209
Transition expense				4,960	1,034
Corporate and other reconciling items | Fox and Simms | Revelyst Business
Segment Reporting Information [Line Items]
Business combination, step acquisition, equity interest in acquiree, remeasurement loss				$ 9,528
Corporate and other reconciling items | Stone Glacier And Foresight | Revelyst Business
Segment Reporting Information [Line Items]
Business combination, step acquisition, equity interest in acquiree, remeasurement loss					$ 1,991